Consolidated statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before income tax	$ (100,905)	$ (363,747)	$ (724,862)
Adjustments for:
Depreciation of property and equipment (Note 9)	488,409	297,743	212,829
Depreciation of right-of-use assets (Note 10)	598,031	484,916	315,358
Amortization of intangible assets (Note 11)	2,655	2,395	1,967
Impairment of property and equipment (Note 9)	42,422
Costs related with defined benefits to employees	3,873	3,631	6,016
Interest payable on Promissory Notes (Note 7)	619,779	615,592	537,411
Interest expense on lease liabilities (Note 15)	762,872	507,875	440,678
Interest on debt and bonus payable to related parties	29,747	45,319	26,446
Loss related to modification and remeasurement of Promissory Notes (Note 19)	84,236
Finance income	(26,069)	(19,840)	(7,988)
Exchange fluctuation	(610,703)	(285,990)	125,221
Share-based payment expense	384,566	303,789	142,123
Total Adjustments	2,278,913	1,591,683	1,075,198
Increase in inventories	(425,880)	(528,363)	(432,158)
Increase in other current assets and guarantee deposits	(138,013)	(233,823)	(149,886)
Increase in suppliers (including supplier finance arrangements- Note 3.8)	1,735,897	1,496,811	831,386
Increase in other current liabilities	78,963	87,344	64,405
(Decrease) increase on bonus payable to related parties (Note 13)	(8,564)	10,688	49,120
Income taxes paid	(380,967)	(308,005)	(71,757)
Net cash flows provided by operating activities	3,140,349	2,116,335	1,366,308
Investing activities
Purchase of property and equipment (Note 7, 9)	(1,798,019)	(1,122,877)	(532,173)
Sale of property and equipment (Note 7, 9)	3,776	2,646	2,572
Investment in intangible assets (Note 11)	(1,185)	(2,805)	(1,860)
Interest received on short-term investments	16,639	11,686	7,381
Net cash flows used in investing activities	(1,778,789)	(1,111,350)	(524,080)
Financing activities
Payments made on reverse factoring transactions-net of commissions received (Note 3.8)	(2,074,890)	(1,409,089)	(104,846)
Finance obtained through supplier finance arrangements (Note 3.8)	2,195,833	1,528,143	332,889
Proceeds from Promissory Notes			149,411
Proceeds from credit lines	99,618	82,527
Payment of debt	(104,769)	(360,107)	(205,894)
Interest payment on debt	(25,224)	(41,859)	(23,369)
Lease payments (Note 15)	(1,186,260)	(826,730)	(598,432)
Net cash flows used in financing activities	(1,095,692)	(1,027,115)	(450,241)
Net increase (decrease) in cash and cash equivalents	265,868	(22,130)	391,987
Effect of foreign exchange movements on cash balances	(30,373)	7,066	(1,963)
Cash and cash equivalents at beginning of year (Note 6)	984,976	1,000,040	610,016
Cash and cash equivalents at end of year (Note 6)	$ 1,220,471	$ 984,976	$ 1,000,040